LIQUIDITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY

NOTE 2 – LIQUIDITY

Under Accounting Codification ASC 205, Presentation of Financial Statements—Going Concern (Subtopic 205-40) (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Management has assessed the Company’s ability to continue as a going concern in accordance with the requirement of ASC 205-40.

As reflected in the accompanying consolidated financial statements, the Company had a net loss of $2,079,663 for the three months ended March 31, 2025. During the same period, cash used in operating activities was $4,673,425. The working capital deficit and accumulated deficit as of March 31, 2025, were $6,502,554 and $76,447,672, respectively. In previous financial reports, the Company had raised substantial doubt about continuing as a going concern. This was prior to securities underwritten offerings, private placements and more recently, funds raised via an ATM as well as an advance from New APR all of which were completed during 2022, 2023, 2024 and 2025 as well.

As previously noted, the Company was successful during 2023 in raising gross proceeds of over $11,500,000 from the sale of Series E and F Convertible Preferred Stock. Additionally, in the first and second quarters of 2024, the Company raised gross proceeds of $2,995,002 from the issuance of a combination of Series D and E Preferred Stock (See Note 9). The Company successfully raised approximately $3,544,689 in gross proceeds through its At-The-Market (ATM) offering program in 2024 and secured an additional $3,954,940 in gross proceeds during the first two months of 2025. Additionally, during the second quarter of 2025, the Company will again have access to its S-3 “shelf registration” statement allowing the Company to sell additional securities. At the time of this document, the Company estimates that it will have available capacity on its shelf registration which it can utilize to bolster working capital and growth of the business in the event that revenues from its recently executed AMA with New APR do not provide sufficient cash flow to support operations. Although additional investment is not assured, the Company is comfortable that it would be able to raise sufficient capital to support expanded operations based on an anticipated increase in business activity. In the long run, the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing its business plan, generate enough revenue, and attain consistently profitable operations. We have analyzed our cash flow under “stress test” conditions and have determined that we have sufficient liquid assets on hand or available via the capital markets to maintain operations for at least twelve months from the issuance date of this report.

In addition, management has taken and continues to take actions including, but not limited to, elimination of certain costs that do not contribute to short term revenue, and re-aligning both management and staffing with a focus on improving certain skill sets necessary to build growth and profitability and focusing product strategy on opportunities that are likely to bear results in the relatively short term. The Company believes that, with the combination of commercial sales success, coupled with an S-3 shelf registration availability starting in the second quarter of 2025, it will have sufficient working capital to meet its obligations over the following twelve months. In the last twelve months the Company has seen growth in its contracted backlog as well as significant, positive signs from new commercial projects that indicate improvements in future revenues.

Management believes that, at this time, the conditions in our traditional market space with ongoing contract delays, the consequent need to procure certain materials in advance of a binding contract and the additional time needed to execute on new contracts previously reported could put a strain on our cash reserves. However, the anticipated steady cashflow from the AMA and the ability to raise capital via its shelf registration indicate there is no substantial doubt for the Company to continue as a going concern for a period of twelve months. We expect to continue executing the plan to grow our business and achieve profitability as previously discussed. The Company may selectively look at opportunities for fundraising in the future including potential debt offerings to support asset acquisition. Management has extensively evaluated our requirements for the next twelve months and has determined that the Company currently has sufficient cash and access to capital to operate for at least that period.

While no assurance can be provided, management believes that these actions provide the opportunity for the Company to continue as a going concern and to grow its business and achieve profitability with access to additional capital funding. Ultimately the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing the plan described above which was put in place in late 2024 and will continue in 2025 and beyond. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2 – LIQUIDITY

Under Accounting Codification ASC 205, Presentation of Financial Statements—Going Concern (Subtopic 205-40) (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Management has assessed the Company’s ability to continue as a going concern in accordance with the requirement of ASC 205-40.

As reflected in the accompanying consolidated financial statements, the Company had a net loss of $10,764,457 for the year ended December 31, 2024. During the same period, cash used in operating activities was $3,488,687. The working capital deficit and accumulated deficit as of December 31, 2024, were $8,002,361 and $74,368,009, respectively. In previous financial reports, the Company had raised substantial doubt about continuing as a going concern. This was principally due to a lack of working capital prior to securities underwritten offerings and private placements which were completed during 2022, 2023, 2024 and 2025 as well.

As previously noted, the Company was successful during 2023 in raising gross proceeds of over $11,500,000 from the sale of Series E and F Preferred Stock. Additionally, in the first and second quarters of 2024, the Company raised gross proceeds of $2,995,002 from the issuance of a combination of Series D and E Preferred Stock (See Note 14). The Company successfully raised approximately $3,544,689 in gross proceeds through its At-The-Market (ATM) offering program in 2024 and secured an additional $3,954,940 in gross proceeds during the first two months of 2025. Additionally, during the second quarter of 2025, the Company will again have access to its S-3 “shelf registration” statement allowing the Company to sell additional securities. At the time of this document, the Company estimates that it will have available capacity on its shelf registration which it can utilize to bolster working capital and growth of the business in the event that revenues from its recently executed AMA with New APR do not provide sufficient cash flow to support operations. Although additional investment is not assured, the Company is comfortable that it would be able to raise sufficient capital to support expanded operations based on an anticipated increase in business activity. In the long run, the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing its business plan, generate enough revenue, and attain consistently profitable operations. We have analyzed our cash flow under “stress test” conditions and have determined that we have sufficient liquid assets on hand or available via the capital markets to maintain operations for at least twelve months from the issuance date of this report.

In addition, management has taken and continues to take actions including, but not limited to, elimination of certain costs that do not contribute to short term revenue, and re-aligning both management and staffing with a focus on improving certain skill sets necessary to build growth and profitability and focusing product strategy on opportunities that are likely to bear results in the relatively short term. The Company believes that, with the combination of commercial sales success, coupled with an S-3 shelf registration availability starting in the second quarter of 2025, it will have sufficient working capital to meet its obligations over the following twelve months. In the last twelve months the Company has seen growth in its contracted backlog as well as significant, positive signs from new commercial projects that indicate improvements in future revenues.

Management believes that, at this time, the conditions in our traditional market space with ongoing contract delays, the consequent need to procure certain materials in advance of a binding contract and the additional time needed to execute on new contracts previously reported could put a strain on our cash reserves. However, the anticipated steady cashflow from the AMA and the ability to raise capital via its shelf registration indicate there is no substantial doubt for the Company to continue as a going concern for a period of twelve months. We expect to continue executing the plan to grow our business and achieve profitability as previously discussed. The Company may selectively look at opportunities for fundraising in the future including potential debt offerings to support asset acquisition. Management has extensively evaluated our requirements for the next twelve months and has determined that the Company currently has sufficient cash and access to capital to operate for at least that period.

While no assurance can be provided, management believes that these actions provide the opportunity for the Company to continue as a going concern and to grow its business and achieve profitability with access to additional capital funding. Ultimately the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing the plan described above which was put in place in late 2024 and will continue in 2025 and beyond. As a result, we expect to generate sufficient revenue and to attain profitable operations with minimal cash use in the next 12-18 months. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.